Annual Fund Operating Expenses - Class T - DWS Multi-Asset Conservative Allocation Fund - Class T	Dec. 01, 2020
Operating Expenses:
Management fee	0.10%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.50%	[1]
Acquired funds fees and expenses	0.45%
Total annual fund operating expenses	1.30%
Fee waiver/expense reimbursement	0.17%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.13%

[1]	”Other expenses “ for Class T are based on estimated amounts for the current fiscal year.